Shareholder Report, Line Graph (Details) B001296_Direxion Daily AI and Big Data Bull 2X Shares_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	May 15, 2024	Oct. 31, 2025
Direxion Daily AI and Big Data Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Direxion Daily AI and Big Data Bull 2X Shares NAV
Accumulated Value	$ 11,977	$ 10,000	$ 25,577
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	$ 10,942	$ 10,000	$ 13,289